UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

QUARTERLY REPORT

February 28, 2011

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Bonds – 97.4%
U.S. Bonds – 90.8%
Agency - Other – 13.4%
Financing Corp., 10.7%, 2017	$4,095,000	$5,999,106
Financing Corp., 9.4%, 2018	3,085,000	4,275,514
Financing Corp., 9.8%, 2018	4,350,000	6,156,825
Financing Corp., 10.35%, 2018	6,820,000	9,991,921
Financing Corp., STRIPS, 0%, 2017	5,000,000	4,026,815

		$30,450,181

Asset-Backed & Securitized – 4.6%
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	$1,000,000	$1,083,818
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	1,200,000	1,264,797
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,366,641	1,445,110
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	500,000	530,301
CWCapital LLC, 5.223%, 2048	1,000,000	1,047,678
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	1,000,000	1,062,837
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.817%, 2049	1,000,000	1,077,090
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.988%, 2051	754,902	797,898
Merrill Lynch Mortgage Trust, “B”, FRN, 5.826%, 2050	750,000	461,702
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	1,819,000	1,828,023

		$10,599,254

Cable TV – 0.5%
Time Warner Cable, Inc., 8.25%, 2019	$1,000,000	$1,231,424

Chemicals – 0.3%
Dow Chemical Co., 8.55%, 2019	$500,000	$633,984

Computer Software - Systems – 0.3%
International Business Machines Corp., 8%, 2038	$500,000	$685,425

Energy - Integrated – 0.0%
Hess Corp., 8.125%, 2019	$30,000	$37,677

Food & Beverages – 0.9%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$750,000	$929,804
Kraft Foods, Inc., 6.125%, 2018	960,000	1,079,043

		$2,008,847

Local Authorities – 1.2%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$580,000	$567,130
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	32,000	35,642
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	1,650,000	1,625,778
University of California Rev. (Build America Bonds), 5.77%, 2043	450,000	431,348

		$2,659,898

Major Banks – 0.4%
Bank of America Corp., 7.625%, 2019	$170,000	$198,760
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	799,340

		$998,100

Mortgage-Backed – 41.6%
Fannie Mae, 4.79%, 2012	$120,323	$124,821
Fannie Mae, 4.542%, 2013	939,920	986,159
Fannie Mae, 5%, 2013 - 2040	4,493,286	4,708,605
Fannie Mae, 5.06%, 2013	371,125	384,926
Fannie Mae, 5.37%, 2013	979,338	1,025,394
Fannie Mae, 4.77%, 2014	457,623	489,343

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4.841%, 2014	2,630,052	$2,808,724
Fannie Mae, 5.1%, 2014	495,593	534,622
Fannie Mae, 4.7%, 2015	451,426	483,339
Fannie Mae, 4.74%, 2015	366,645	393,043
Fannie Mae, 4.78%, 2015	511,993	549,499
Fannie Mae, 4.815%, 2015	538,046	577,848
Fannie Mae, 4.82%, 2015	908,500	975,542
Fannie Mae, 4.85%, 2015	322,417	346,602
Fannie Mae, 4.86%, 2015	149,183	160,328
Fannie Mae, 4.87%, 2015	341,273	367,478
Fannie Mae, 4.89%, 2015	382,615	411,971
Fannie Mae, 5.466%, 2015	846,231	919,808
Fannie Mae, 5.09%, 2016	500,000	538,389
Fannie Mae, 5.424%, 2016	744,518	812,456
Fannie Mae, 5.845%, 2016	332,927	362,453
Fannie Mae, 6.5%, 2016 - 2037	3,968,755	4,477,229
Fannie Mae, 5.05%, 2017	518,027	557,597
Fannie Mae, 5.3%, 2017	569,856	615,596
Fannie Mae, 5.5%, 2017 - 2037	28,722,467	30,947,710
Fannie Mae, 6%, 2017 - 2037	8,141,684	8,933,857
Fannie Mae, 4.88%, 2020	271,582	285,119
Freddie Mac, 5%, 2016 - 2040	9,946,137	10,487,157
Freddie Mac, 6%, 2021 - 2038	3,937,074	4,311,297
Freddie Mac, 4.5%, 2024	889,489	932,287
Freddie Mac, 5.5%, 2024 - 2036	6,094,487	6,571,239
Freddie Mac, 6.5%, 2037	1,223,394	1,373,205
Ginnie Mae, 5.5%, 2033 - 2038	4,688,613	5,110,017
Ginnie Mae, 5.612%, 2058	1,110,128	1,183,372
Ginnie Mae, 6.357%, 2058	1,001,379	1,080,903

		$94,827,935

Natural Gas - Pipeline – 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$21,000	$24,642
Kinder Morgan Energy Partners, 6.85%, 2020	1,000,000	1,145,350

		$1,169,992

Network & Telecom – 0.3%
Verizon Communications, Inc., 8.75%, 2018	$449,000	$579,424

Other Banks & Diversified Financials – 0.5%
Capital One Financial Corp., 8.8%, 2019	$280,000	$353,640
Citigroup, Inc., 8.5%, 2019	94,000	116,636
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	750,000	731,250

		$1,201,526

Pollution Control – 0.5%
Allied Waste North America, Inc., 6.875%, 2017	$1,000,000	$1,087,500

Real Estate – 0.4%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$838,628

Retailers – 0.4%
Staples, Inc., 9.75%, 2014	$750,000	$905,963

Tobacco – 1.3%
Altria Group, Inc., 9.7%, 2018	$500,000	$658,502
Altria Group, Inc., 9.25%, 2019	250,000	324,717

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Tobacco – continued
Lorillard Tobacco Co., 8.125%, 2019	$796,000	$892,544
Lorillard Tobacco Co., 6.875%, 2020	1,000,000	1,036,631

		$2,912,394

U.S. Government Agencies and Equivalents – 4.4%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,922,094
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,068,171
Small Business Administration, 8.875%, 2011	7,884	7,889
Small Business Administration, 6.35%, 2021	561,581	609,308
Small Business Administration, 6.34%, 2021	498,735	541,355
Small Business Administration, 6.44%, 2021	514,389	559,552
Small Business Administration, 6.625%, 2021	562,524	614,088
Small Business Administration, 5.52%, 2024	814,767	870,739
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,616,274
U.S. Department of Housing & Urban Development, 6.59%, 2016	299,000	306,146

		$10,115,616

U.S. Treasury Obligations – 19.3%
U.S. Treasury Bonds, 5.25%, 2029	$1,448,000	$1,639,860
U.S. Treasury Bonds, 4.75%, 2037	2,000,000	2,101,876
U.S. Treasury Bonds, 4.375%, 2038	6,580,000	6,495,697
U.S. Treasury Bonds, 4.5%, 2039	3,183,100	3,192,051
U.S. Treasury Notes, 4.625%, 2011	1,500,000	1,533,105
U.S. Treasury Notes, 1.375%, 2013	4,711,000	4,775,776
U.S. Treasury Notes, 4%, 2015	4,140,000	4,521,331
U.S. Treasury Notes, 2.625%, 2016	4,499,000	4,591,441
U.S. Treasury Notes, 4.75%, 2017 (f)	3,389,000	3,817,919
U.S. Treasury Notes, 3.75%, 2018	975,000	1,029,006
U.S. Treasury Notes, 3.125%, 2019	2,500,000	2,508,008
U.S. Treasury Notes, 3.5%, 2020	2,084,000	2,118,032
U.S. Treasury Notes, TIPS, 1.25%, 2020	5,593,886	5,759,515

		$44,083,617

Total U.S. Bonds		$207,027,385

Foreign Bonds – 6.6%
Brazil – 1.7%
Banco do Brasil (Cayman Branch), 6%, 2020 (n)	$100,000	$105,500
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	253,000	246,904
BNDES Participacoes S.A., 6.5%, 2019 (n)	475,000	516,563
Federative Republic of Brazil, 5.625%, 2041	323,000	316,540
Federative Republic of Brazil, 11%, 2040	183,000	246,135
Net Servicos de Comunicacao S.A., 7.5%, 2020	226,000	262,160
Petrobras International Finance Co., 5.375%, 2021	1,157,000	1,161,430
Petrobras International Finance Co., 7.875%, 2019	453,000	533,887
Vale Overseas Ltd., 4.625%, 2020	104,000	102,120
Vale Overseas Ltd., 6.875%, 2039	165,000	177,983
Votorantim Participacoes S.A., 6.75%, 2021 (n)	125,000	131,250

		$3,800,472

Canada – 0.9%
Rogers Communications, Inc., 6.8%, 2018	$1,000,000	$1,184,914
Talisman Energy, Inc., 7.75%, 2019	650,000	796,919

		$1,981,833

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Chile – 0.7%
Colbun S.A., 6%, 2020 (n)	$704,000	$707,600
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	309,000	291,812
Empresa Nacional del Petroleo, 6.25%, 2019	214,000	225,869
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016	429,000	461,210

		$1,686,491

Italy – 0.1%
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$188,100

Kazakhstan – 0.3%
Development Bank of Kazakhstan, 5.5%, 2015 (n)	$646,000	$662,150

Luxembourg – 0.0%
ArcelorMittal, 6.125%, 2018	$33,000	$35,491

Malaysia – 0.2%
Petronas Capital Ltd., 7.875%, 2022	$370,000	$476,597

Mexico – 0.4%
Pemex Project Funding Master Trust, 5.75%, 2018	$160,000	$168,513
Petroleos Mexicanos, 6%, 2020	404,000	422,180
Petroleos Mexicanos, 5.5%, 2021	100,000	100,000
Petroleos Mexicanos, 8%, 2019	228,000	270,750

		$961,443

Peru – 0.2%
Republic of Peru, 8.75%, 2033	$180,000	$243,000
Southern Copper Corp., 6.75%, 2040	117,000	121,589

		$364,589

Portugal – 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$98,256

Russia – 1.3%
Gaz Capital S.A., 8.125%, 2014 (n)	$509,000	$576,127
LUKOIL International Finance B.V., 6.125%, 2020 (n)	810,000	819,153
SCF Capital Ltd., 5.375%, 2017 (n)	447,000	435,289
VEB Finance Ltd., 6.902%, 2020 (n)	593,000	620,456
VTB Capital S.A., 6.551%, 2020 (n)	395,000	393,776
VTB Capital S.A., 6.465%, 2015 (n)	154,000	163,055

		$3,007,856

South Africa – 0.5%
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	$964,000	$920,603
Myriad International Holdings B.V., 6.375%, 2017 (n)	174,000	180,308
Republic of South Africa, 5.5%, 2020	140,000	147,350

		$1,248,261

Ukraine – 0.0%
Government of Ukraine, 6.875%, 2015 (n)	$101,000	$102,465

United Kingdom – 0.3%
Diageo Capital PLC, 5.75%, 2017	$520,000	$585,355

Total Foreign Bonds		$15,199,359

Total Bonds		$222,226,744

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased – 0.0%
U.S. Treasury Note 10 year Futures - March 2011 @ $119.5	19	$13,656

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 2.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	4,504,411	$4,504,411

Total Investments		$226,744,811

Other Assets, Less Liabilities – 0.6%		1,314,679

Net Assets – 100.0%		$228,059,490

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,157,342 representing 4.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Value
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	$2,019,445	$1,828,023
% of Net Assets			0.8%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$13,656	$84,649,414	$—	$84,663,070
Non-U.S. Sovereign Debt	—	8,426,348	—	8,426,348
Corporate Bonds	—	16,950,782	—	16,950,782
Residential Mortgage-Backed Securities	—	94,827,935	—	94,827,935
Commercial Mortgage-Backed Securities	—	10,599,254	—	10,599,254
Foreign Bonds	—	6,773,011	—	6,773,011
Mutual Funds	4,504,411	—	—	4,504,411

Total Investments	$4,518,067	$222,226,744	$—	$226,744,811

Other Financial Instruments
Futures	$(33,836)	$—	$—	$(33,836)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 2/28/11 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$215,336,471

Gross unrealized appreciation	$13,140,141
Gross unrealized depreciation	(1,731,801)

Net unrealized appreciation (depreciation)	$11,408,340

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 2/28/11

Futures Contracts Outstanding at 2/28/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	60	$7,142,813	June-2011	$(15,679)
U.S. Treasury Bond 30 yr (Short)	USD	47	5,656,156	June-2011	(18,157)

					$(33,836)

At February 28, 2011 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,478,377	14,357,097	(14,331,063)	4,504,411

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,933	$4,504,411

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.